Schedule of Cost of Revenues (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Cost of referral partners	¥ 1,519,027	¥ 1,482,767
Service fee paid to third-party payment platforms	49,617	65,237
Salary and welfare benefits	3,054	1,424
Amortization and depreciation	1,050	1,197
Cloud service fees	488	650
Tax and surcharges and others	1,049	704
Total	¥ 1,574,285	¥ 1,551,979